3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash equivalent balances	$ 0	$ 0
Allowance for doubtful accounts	0	0
Impairment loss on intangible assets	$ 0	$ 0